Class Institutional | Invesco Short Term Bond Fund
Fund Summaries - INVESCO SHORT TERM BOND FUND
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Short Term Bond Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Institutional Invesco Short Term Bond Fund Institutional Class
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.11%
Total Annual Fund Operating Expenses		0.46%
Fee Waiver and/or Expense Reimbursement	[1]	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.41%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.41% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Short Term Bond Fund Institutional Class	42	143	253	574

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.

          The principal types of fixed income securities purchased by the Fund are investment grade quality: corporate bonds of varying maturities, U.S. Treasury and agency bonds and notes, mortgage-backed and asset-backed securities and preferred stocks. The Fund considers securities to be of investment grade quality if they are rated within the four highest ratings for long-term debt obligations by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO), or the Fund’s portfolio managers deem the securities to be of comparable credit quality. The Fund may also invest in derivative instruments such as futures contracts and swap agreements (including credit default swaps). The Fund engages in dollar roll transactions to enhance the Fund’s return on cash.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund will attempt to maintain a dollar-weighted average portfolio maturity and duration (the Fund’s price sensitivity to changes in interest rates) of less than three years.

          The Fund may invest up to 25% of its total assets in foreign securities, including securities of issuers located in developing or emerging markets. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may only invest in foreign securities denominated in U.S. dollars.

          The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).

          The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

          The Fund may invest in interest rate swaps to hedge its exposure to interest rates. An interest rate swap is an agreement between two parties pursuant to which the parties exchange a floating interest rate payment for a fixed interest rate payment based on a specified principal or notional amount.

          The Fund can also invest in credit default swaps and credit default swap indices to gain or reduce exposure to an asset class or a particular issuer.

          A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund may enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

          The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indices allow an investor to gain or reduce exposure on a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.

          The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended March 31, 2012): 1.75% Best Quarter (ended June 30, 2009): 3.23% Worst Quarter (ended September 30, 2008): ‒5.16%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Short Term Bond Fund	1 Year		5 Years		Since Inception		Inception Date
Institutional Class	1.12%	[1]	1.81%	[1]	2.39%	[1]	Apr. 30, 2004
Institutional Class Return After Taxes on Distributions	0.24%	[1]	0.23%	[1]	0.96%	[1]	Apr. 30, 2004
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.73%	[1]	0.62%	[1]	1.21%	[1]	Apr. 30, 2004
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.50%		5.45%		Aug. 31, 2002
Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	1.59%		3.99%		3.44%		Aug. 31, 2002
Lipper Short Investment Grade Debt Funds Index	1.54%		3.19%		3.01%		Aug. 31, 2002
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C shares' performance reflects any applicable fee waiver and/or or expense reimbursement. The inception date of the Fund's Class C shares is August 30, 2002.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.